Information by segment - Summary of Segment Disclosure for Company's Consolidated Operations Narrative (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenues	$ 291,746	$ 279,793	$ 245,088
Assets	314,539	307,986	273,520
Total liabilities	160,510	157,445	139,815
Gains (losses) on disposals of non-current assets	294	137	93
Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	169,641	166,996	149,362
Assets	192,956	187,417	168,011
Total liabilities	120,173	118,616	104,898
South America
Disclosure of operating segments [line items]
Total revenues	122,105	112,797	95,726
Assets	121,583	120,569	105,509
Total liabilities	40,337	38,829	34,917
Mexico | Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	136,193	135,906	122,615
Assets	165,293	159,498	146,253
Total liabilities	112,803	109,855	98,652
Brazil | South America
Disclosure of operating segments [line items]
Total revenues	82,436	74,126	66,963
Assets	84,113	83,899	77,513
Total liabilities	27,978	26,629	26,571
Colombia | South America
Disclosure of operating segments [line items]
Total revenues	22,975	20,995	17,680
Assets	21,906	19,835	17,753
Total liabilities	7,278	6,150	5,337
Argentina | South America
Disclosure of operating segments [line items]
Total revenues	11,009	12,557	6,668
Assets	8,084	9,324	4,304
Total liabilities	3,012	3,677	1,456
Uruguay | South America
Disclosure of operating segments [line items]
Total revenues	5,685	5,119	4,415
Assets	7,481	7,511	5,939
Total liabilities	$ 2,069	$ 2,374	$ 1,553